Prepaid Expenses and Other Current Assets, Net	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Advanced to suppliers (a)	13,824,412	10,238,455	1,430,231
Deposits (b)	19,287,912	15,306,968	2,138,263
Tax/expenses paid on behalf of clients	1,349,635	1,218,322	170,190
Loan & interest receivable (c)	4,421,999	4,341,999	606,543
Value added tax (“VAT”) recoverables	3,961,477	4,560,957	637,130
Other receivables (d)	377,511	115,936	16,195
	43,222,946	35,782,637	4,998,552
Allowance for credit losses related to prepaid expenses and other current assets	(9,307,172)	(7,151,590)	(999,021)
Total prepaid expenses and other receivables, net	33,915,774	28,631,047	3,999,531
(a)	The balance mainly represents the advance payments made for international trading business, chartered airlines freight services.

(b)	The balance mainly represents the current refundable operational deposits for lease, chartered airline and cargo space reservation to vendors.

(c)

The balance represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. (“Expecs”). In May 2022, the Group entered into a term sheet with an intention to acquire Expecs, which is engaged in the inspection assistance services for China Customs and customs brokerage service. The Group prepaid RMB3.6 million for the planned acquisition during 2022. In July 2023, the Group and Expecs signed a loan agreement and the prepayment became a one-year short term loan. In addition, the Group signed share purchase agreement in December 2023 and agreed to invest RMB4.5 million for 13.5% of the interest of Expecs before June 30, 2024. As of the date of the report, the Group has not made the investment payment yet.

During the six months ended June 30, 2025, there was a substantial doubt of the recoverability of the loan to Expecs. Therefore, the Group recorded provision for credit losses against the full amount of the loan (including interests) of RMB 4,050,273 and RMB 4,341,999(US$606,543) during the six months ended June 30, 2024 and 2025, respectively.

(d)	The balance mainly represents the prepaid rent and miscellaneous expenses and some advances to employees for routine business or travel needs.

The movement of allowance of doubtful accounts is as follows:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB	US$
Beginning balance	8,973,447	9,307,172	1,300,139
Addition	592,178	-	-
Reversal	(258,453)	(2,150,204)	(300,367)
Write off	-	(5,378)	(751)
Ending balance	9,307,172	7,151,590	999,021

The Group recorded bad debt expenses of RMB 211,962 and nil for the the six months ended June 30, 2024 and 2025, respectively. For the six months ended June 30, 2024 and 2025, the Group had written off nil and RMB 5,378 (US$751) in bad debt, respectively.